Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	450,000,000	450,000,000
Ordinary Share, shares issued	20,513,423	19,453,423
Ordinary Share, shares outstanding	20,513,423	19,453,423
Class B Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	50,000,000	50,000,000
Ordinary Share, shares issued	5,497,715	5,497,715
Ordinary Share, shares outstanding	5,497,715	5,497,715